Share-based compensation - Summary of Classification of Stock-based Compensation in Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ 19,585	$ 3,295	$ 747
Subscription Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	696	84	30
Services Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	376	78	77
Sales And Marketing [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	5,530	991	182
Research And Development [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	5,896	1,131	271
General And Administrative [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ 7,087	$ 1,011	$ 187